UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22123

Nuveen Municipal High Income Opportunity Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund 2 (NMD)
	July 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 113.5% (100.0% of Total Investments)
	Alabama – 1.5% (1.3% of Total Investments)
$ 2,290	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	$ 2,397,401
	System Inc., Series 2005A, 5.250%, 11/15/20
1,000	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	11/12 at 100.00	BBB	1,009,800
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
3,290	Total Alabama			3,407,201
	Arizona – 6.3% (5.5% of Total Investments)
1,000	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/17 at 100.00	N/R	1,035,660
	Bonds, Series 2007, 6.200%, 7/15/32
1,500	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A+	1,910,520
	Project, Tender Option Bond Trust 1086, 17.141%, 6/01/42 (IF) (4)
55	Pima County Industrial Development Authority, Arizona, Choice Education and Development	No Opt. Call	N/R	56,584
	Charter School Revenue Bonds, Series 2006, 6.000%, 6/01/16
495	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy	7/19 at 100.00	N/R	568,706
	Traditional School Project, Series 2009, 8.500%, 7/01/39
1,000	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	BBB–	1,073,170
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise	6/19 at 100.00	BBB–	840,642
	Education Center Project, Series 2010, 6.000%, 6/01/40
2,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	CCC	2,294,325
	2008, 7.000%, 12/01/27
1,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds,	5/22 at 100.00	N/R	1,057,850
	Series 2012A, 9.750%, 5/01/25
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
1,000	5.500%, 12/01/37	No Opt. Call	B	1,012,250
3,825	5.000%, 12/01/37	No Opt. Call	A–	3,976,279
1,000	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	1,002,750
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
14,275	Total Arizona			14,828,736
	California – 18.4% (16.2% of Total Investments)
1,470	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	No Opt. Call	AA	2,262,947
	Option Bond Trust 2985, 17.356%, 4/01/16 (IF)
2,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	2,028,620
	5.000%, 12/01/36
1,875	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital	11/21 at 100.00	AA–	3,261,225
	and Clinics, Tender Option Bond Trust 3267, 19.740%, 11/15/40 (IF) (4)
565	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008B,	8/17 at 100.00	BBB	568,599
	5.000%, 2/01/28 (Alternative Minimum Tax)
1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	N/R	1,050,490
	Series 2010B, 7.250%, 8/15/45
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	AA	1,207,830
	2009, 8.500%, 11/01/39
1,300	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.560%, 3/01/18 –	No Opt. Call	AA–	2,078,752
	AGM Insured (IF)
520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	565,718
	of the West, Series 2010, 6.250%, 10/01/39
1,000	California Statewide Communities Development Authority, Statewide Community Infrastructure	9/21 at 100.00	N/R	1,067,000
	Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41
500	California Statewide Community Development Authority, Revenue Bonds, California Baptist	11/21 at 100.00	N/R	603,575
	University, Series 2011A, 7.500%, 11/01/41
1,825	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,882,834
	Health System, Series 2005A, 5.250%, 7/01/35
500	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	4/17 at 100.00	AA+	560,690
	Series 2007A, 5.000%, 4/01/31 – BHAC Insured (4)
2,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	2,240,920
	Series 2007C, 5.750%, 7/01/47 – FGIC Insured
	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,
	Franciscan Mobile Home Park Refunding, Series 2007A:
2,000	5.000%, 12/15/37	12/17 at 100.00	A	2,055,800
1,945	6.500%, 12/15/47	12/17 at 100.00	N/R	1,992,516
1,370	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007,	9/15 at 102.00	N/R	1,093,822
	5.250%, 9/01/37
1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North,	9/14 at 102.00	N/R	1,006,930
	Series 2006, 5.000%, 9/01/26
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011:
1,500	17.151%, 6/01/29 – AMBAC Insured (IF) (4)	10/12 at 100.00	A2	1,506,360
250	17.151%, 6/01/38 – FGIC Insured (IF) (4)	6/15 at 100.00	A2	274,190
500	17.130%, 6/01/45 (IF) (4)	6/15 at 100.00	A2	546,180
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
4,500	5.000%, 6/01/33	6/17 at 100.00	BB–	3,612,682
1,000	5.750%, 6/01/47	6/17 at 100.00	BB–	846,630
2,500	5.125%, 6/01/47	6/17 at 100.00	BB–	1,911,925
1,000	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/15 at 100.00	CC	704,160
	2005, 5.000%, 8/01/25 – AMBAC Insured
1,000	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003,	6/13 at 100.00	N/R	1,008,060
	6.000%, 6/01/35
850	Los Angeles County, California, Community Development Commission Headquarters Office Building,	9/21 at 100.00	Aa3	1,193,536
	Lease Revenue Bonds, Community Development Properties Los Angeles County Inc., Tender Option
	Bond Trust Series 2011-23B, 18.898%, 9/01/42 (IF) (4)
700	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	1,047,984
	Airport, Tender Option Bond Trust 10-27B, 18.329%, 5/15/40 (IF) (4)
500	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment	8/21 at 100.00	BBB+	585,750
	Project Tax Allocation Revenue Bonds, Series 2011A, 7.500%, 8/01/41
625	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	683,675
	5.250%, 11/01/21
2,500	San Bernardino Community College District, California, General Obligation Bonds, Tender Option	8/16 at 100.00	Aa2	3,715,300
	Bond Trust 11780-1, 17.115%, 2/01/27 – AGM Insured (IF)
39,295	Total California			43,164,700
	Colorado – 9.3% (8.2% of Total Investments)
1,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	1,179,810
1,945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor	5/17 at 100.00	BBB–	1,946,400
	Academy, Series 2007A, 5.700%, 5/01/37
1,920	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of	6/18 at 102.00	N/R	1,955,770
	Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38
750	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	1,173,300
	Leavenworth Health Services Corporation, Tender Option Bond Trust 3702, 18.780%, 1/01/18 (IF) (4)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,040,530
	Society, Series 2006, 5.250%, 6/01/36
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,
	Series 2007:
1,073	5.000%, 9/01/16 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	658,301
5,045	6.750%, 4/01/27 (Alternative Minimum Tax)	4/17 at 100.00	N/R	4,175,646
1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation	12/22 at 100.00	N/R	1,023,010
	Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured
1,000	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007,	12/17 at 100.00	N/R	866,320
	5.400%, 12/01/27
1,070	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment	3/20 at 100.00	N/R	1,154,402
	Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40
5	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	N/R	4,511
	2007, 5.250%, 12/01/36 – RAAI Insured
500	Pinery West Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	N/R	504,860
	2007, 5.000%, 12/01/27 – RAAI Insured
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,038,140
	8.000%, 12/01/25
1,700	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	2,105,807
	Utilities, Series 2008, 6.500%, 11/15/38
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
500	6.500%, 1/15/30	7/20 at 100.00	Baa3	601,635
1,000	6.000%, 1/15/41	7/20 at 100.00	Baa3	1,139,860
2,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tazx	12/17 at 100.00	N/R	510,500
	Convertible to Unlimited, Series 2007, 7.250%, 12/01/31
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	859,450
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
23,823	Total Colorado			21,938,252
	Connecticut – 0.7% (0.6% of Total Investments)
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,143,470
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
500	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R	533,350
	2011aA, 7.000%, 4/01/41
1,500	Total Connecticut			1,676,820
	District of Columbia – 1.8% (1.6% of Total Investments)
2,500	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 1006,	4/21 at 100.00	A–	4,271,000
	23.123%, 10/01/37 (IF) (4)
	Florida – 9.1% (8.0% of Total Investments)
945	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue	5/16 at 100.00	N/R	846,257
	Bonds, Series 2006A, 5.125%, 5/01/38
1,000	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/22 at 100.00	N/R	1,010,550
	2012, 6.700%, 5/01/42
985	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A,	5/13 at 101.00	N/R	1,010,492
	6.900%, 5/01/35
975	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	1,038,746
	Series 2008A, 7.000%, 5/01/37
430	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue	5/13 at 101.00	A	449,427
	Bonds, Series 2003, 6.400%, 5/01/33
1,000	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment	No Opt. Call	N/R	885,010
	Revenue Bonds, Series 2006, 5.550%, 5/01/37
1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/12 at 100.00	BB+	1,004,000
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
2,275	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	2,298,342
	Gardens, Series 2004A, 5.900%, 5/01/35
1,065	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/13 at 100.00	N/R	1,001,920
	Series 2004, 5.750%, 5/01/35
995	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	997,448
	6.000%, 5/01/37
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	BBB	1,035,620
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
480	South Village Community Development District, Clay County, Florida, Capital Improvement	5/13 at 100.00	N/R	434,126
	Revenue Bonds, Series 2005A, 5.700%, 5/01/35
1,315	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds,	5/18 at 100.00	N/R	1,379,119
	Series 2007, 6.750%, 5/01/38
2,720	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	BB	2,416,720
	5.400%, 5/01/37
	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007:
1,150	6.375%, 5/01/17 (5), (6)	No Opt. Call	N/R	565,107
5,820	5.250%, 5/01/39 (5), (6)	5/17 at 100.00	N/R	2,859,932
	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
445	6.000%, 5/01/23	5/13 at 101.00	N/R	447,648
1,750	6.125%, 5/01/35	5/13 at 101.00	N/R	1,755,688
25,350	Total Florida			21,436,152
	Georgia – 1.7% (1.5% of Total Investments)
990	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	N/R	1,170,220
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	CCC+	1,540,563
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,170	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/15 at 100.00	CCC+	1,288,498
	Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)
3,410	Total Georgia			3,999,281
	Illinois – 12.4% (10.9% of Total Investments)
1,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B2	1,036,500
	Corporation Project, Series 2010, 6.500%, 10/15/40
1,180	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011,	7/21 at 100.00	N/R	1,287,156
	8.250%, 7/01/41
1,100	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim	1/18 at 102.00	N/R	1,106,842
	Redevelopment Project, Series 2008, 7.000%, 1/01/28
1,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010,	5/15 at 100.00	BBB–	1,029,750
	5.500%, 5/15/23
3,370	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	12/16 at 100.00	BBB+	3,431,469
	Series 2007, 5.000%, 12/01/36
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.750%, 5/15/30	5/20 at 100.00	N/R	586,870
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	11/12 at 100.00	N/R	502,640
	7.000%, 5/15/18
1,250	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust	11/17 at 100.00	A	1,726,650
	4702, 20.273%, 11/15/37 (IF) (4)
1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,448,587
1,770	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	1,908,786
	5.500%, 8/01/37
2,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/19 at 100.00	BBB+	2,388,940
	Series 2009, 6.875%, 8/15/38
500	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA–	560,830
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
2,000	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois	6/14 at 100.00	Ca	1,720,000
	IV LLC, Fullerton Village Project, Series 2004A, 5.125%, 6/01/35 (6)
500	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	BBB+	508,470
	Series 2002, 5.500%, 1/01/22
200	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/36	3/22 at 100.00	A	216,696
	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel
	Revenue Bonds, Series 2005A-2:
250	5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	CCC	166,408
2,000	5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	CCC	1,335,240
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
285	5.250%, 1/01/25	1/16 at 100.00	CCC	153,843
175	5.250%, 1/01/36	1/16 at 100.00	CCC	92,909
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	932,600
	2010, 6.000%, 6/01/28
	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental
	Health Center, Series 2007:
1,025	6.200%, 6/01/17	No Opt. Call	N/R	1,097,017
3,020	6.625%, 6/01/37	6/17 at 103.00	N/R	3,167,014
975	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Granite	3/14 at 100.00	N/R	1,000,262
	City Project, Series 2009B, 7.750%, 3/01/22
750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	811,455
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
28,050	Total Illinois			29,216,934
	Indiana – 3.6% (3.2% of Total Investments)
4,100	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa2	4,342,761
	System, Series 2006, 5.125%, 8/01/29
1,250	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation	No Opt. Call	A2	2,079,200
	Guaranteed, Tender Option Bond Trust 2882, 17.700%, 4/15/17 (IF)
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
250	5.700%, 9/01/37	9/17 at 100.00	N/R	257,963
1,800	5.800%, 9/01/47	9/17 at 100.00	N/R	1,859,130
7,400	Total Indiana			8,539,054
	Kentucky – 0.3% (0.2% of Total Investments)
500	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	583,290
	Medical Health System, Series 2010A, 6.000%, 6/01/30
	Louisiana – 3.4% (3.0% of Total Investments)
1,000	Louisana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation	12/21 at 100.00	N/R	1,057,130
	Project, Series 2011A, 7.750%, 12/15/31
500	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue	11/20 at 100.00	BBB–	580,730
	Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
3,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	3,940,860
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
4,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	1,826,280
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (6)
555	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	11/12 at 100.00	A–	566,094
	Series 2001B, 5.875%, 5/15/39
9,555	Total Louisiana			7,971,094
	Maryland – 0.5% (0.4% of Total Investments)
375	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	379,928
	9/01/39 – SYNCORA GTY Insured
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	684,460
	Center, Series 2006A, 5.000%, 12/01/31
1,375	Total Maryland			1,064,388
	Massachusetts – 0.0% (0.0% of Total Investments)
90	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/12 at 102.00	Caa3	70,405
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
	Michigan – 1.3% (1.2% of Total Investments)
1,750	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	1,750,578
	Montessori Academy, Series 2007, 6.500%, 12/01/37
960	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David	6/17 at 100.00	N/R	960,106
	Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37
500	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005,	11/15 at 100.00	BB+	443,135
	5.500%, 11/01/35
3,210	Total Michigan			3,153,819
	Minnesota – 1.3% (1.2% of Total Investments)
3,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BBB–	3,124,740
	Series 2005, 6.000%, 11/15/35
	Mississippi – 0.3% (0.3% of Total Investments)
975	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, Roberts Hotel	2/21 at 102.00	N/R	785,460
	of Jackson, LLC Project, Series 2010, 8.500%, 2/01/30 (6)
	Missouri – 2.9% (2.5% of Total Investments)
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,112,810
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
1,000	Missouri Development Finance Board. Infrastructure Facilities Revenue Bonds, City of	4/14 at 100.00	A–	1,045,160
	Independence, Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38
990	Orpheum Theater Community Improvement District, Saint Louis, Missouri, Property and Sales Tax	3/14 at 102.00	N/R	766,864
	Revenue Bonds, Series 2009, 9.000%, 3/01/29
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series	6/15 at 103.00	N/R	1,028,445
	2007A, 5.350%, 6/15/32
1,000	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone	9/20 at 100.00	N/R	1,042,520
	Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B,
	7.000%, 9/01/35
1,868	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment	9/12 at 100.00	N/R	1,768,043
	Project, Series 2008A, 6.300%, 8/22/26
6,958	Total Missouri			6,763,842
	Nevada – 1.9% (1.7% of Total Investments)
2,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	No Opt. Call	AA+	3,520,400
	Tender Option Bond Trust Series 2010-11836, 17.765%, 6/01/16 (IF)
895	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax	6/18 at 100.00	B2	926,173
	Revenue Bonds Series 2008A, 6.500%, 6/15/20
3,395	Total Nevada			4,446,573
	New Jersey – 3.2% (2.9% of Total Investments)
2,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/12 at 100.00	B	2,008,060
	Airlines Inc., Series 1999, 6.250%, 9/15/19 (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/12 at 100.00	B	1,003,830
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
3,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	3,432,224
	University Hospital, Series 2007, 5.750%, 7/01/37
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB–	1,164,150
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18
7,200	Total New Jersey			7,608,264
	New Mexico – 0.7% (0.6% of Total Investments)
485	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series	10/17 at 100.00	N/R	499,720
	2007, 7.000%, 10/01/37
965	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	BBB	1,035,570
	Project, Series 2010A, 5.875%, 7/01/30
1,450	Total New Mexico			1,535,290
	New York – 3.0% (2.6% of Total Investments)
	New York City Industrial Development Agency, New York, American Airlines-JFK International
	Airport Special Facility Revenue Bonds, Series 2005:
1,000	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	1,055,620
1,000	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,055,720
1,000	8.000%, 8/01/28	8/16 at 101.00	N/R	1,066,440
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
500	5.750%, 10/01/37	10/17 at 100.00	N/R	266,470
2,000	5.875%, 10/01/46	10/17 at 102.00	N/R	1,065,220
1,030	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	1,006,053
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23
	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,
	Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust PT4704:
250	17.865%, 1/15/44 (IF) (4)	1/20 at 100.00	AA	358,920
625	17.865%, 1/15/44 (IF) (4)	1/20 at 100.00	AA	897,300
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	300,923
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
7,670	Total New York			7,072,666
	North Carolina – 1.8% (1.6% of Total Investments)
1,970	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	1,991,138
	2007, 5.250%, 10/01/38
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,
	Meredith College, Series 2008A:
1,000	6.000%, 6/01/31	6/18 at 100.00	BBB	1,108,840
1,000	6.125%, 6/01/35	6/18 at 100.00	BBB	1,104,870
3,970	Total North Carolina			4,204,848
	Ohio – 1.9% (1.7% of Total Investments)
500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BB	407,110
	Bonds, Senior Lien, Series 2007A-2, 5.750%, 6/01/34
1,700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB	1,881,050
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
1,250	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	Aa2	1,870,550
	Obligated Group, Tender Option Bond Trust 3551, 20.132%, 1/01/17 (IF)
2,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	280,240
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (6)
5,450	Total Ohio			4,438,950
	Oklahoma – 1.1% (0.9% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,066,540
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
320	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	12/12 at 100.00	N/R	326,400
	6.250%, 6/01/20
1,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	N/R	1,148,320
	Series 2000A, 7.750%, 6/01/35 (Mandatory put 12/01/14)
2,320	Total Oklahoma			2,541,260
	Pennsylvania – 2.8% (2.4% of Total Investments)
500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	BB	547,525
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24
1,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/17 at 100.00	B+	820,860
	Allegheny Health System, Series 2007A, 5.375%, 11/15/40
1,010	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	1,052,208
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
185	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	296,400
	Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 19.596%, 8/01/38 (IF) (4)
2,115	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/12 at 100.00	B–	2,052,185
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	4/19 at 100.00	AA+	1,294,880
	Trust 4657, 15.822%, 10/01/29 (IF) (4)
395	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	433,516
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (4)
6,205	Total Pennsylvania			6,497,574
	Puerto Rico – 0.0% (0.0% of Total Investments)
20	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/12 at 100.00	N/R	13,041
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (6)
	Rhode Island – 0.3% (0.2% of Total Investments)
500	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds,	1/21 at 100.00	N/R	587,300
	Tockwotton Home, Series 2011, 8.375%, 1/01/46
	South Carolina – 1.1% (0.9% of Total Investments)
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	No Opt. Call	N/R	1,743,368
	Series 2007B, 7.700%, 11/01/17 (6)
625	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	757,663
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
4,102	Total South Carolina			2,501,031
	Tennessee – 1.1% (1.0% of Total Investments)
500	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	593,225
	Mountain States Health Alliance, Refunding Series 2010A, 6.500%, 7/01/38
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
1,500	5.500%, 11/01/37 (6)	11/17 at 100.00	N/R	29,985
1,000	5.500%, 11/01/46 (6)	11/17 at 100.00	N/R	19,990
1,824	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	1,958,082
4,824	Total Tennessee			2,601,282
	Texas – 6.8% (6.0% of Total Investments)
1,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	N/R	652,380
	Series 2007, 5.750%, 12/01/29 (Alternative Minimum Tax) (6)
500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	No Opt. Call	CC	377,245
	LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)
250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	290,075
	6.000%, 1/01/41
2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center	2/18 at 100.00	BBB–	2,438,856
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A,
	8.750%, 2/15/28
10	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/12 at 100.00	N/R	4,664
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax) (6)
2,910	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds,	2/18 at 100.00	BB+	2,989,996
	Series 2008A, 6.500%, 8/15/38
965	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds,	1/14 at 102.00	N/R	988,073
	Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39
1,330	La Vernia Higher Education Financing Corporation, Texas, Education Revenue Bonds, Amigos Por	2/16 at 100.00	N/R	1,358,156
	Vida Friends For Life Public Charter School, Series 2008, 6.375%, 2/15/37
335	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	368,333
	5.750%, 1/01/38
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/13 at 101.00	CC	200,500
	LLC Project, Series 2003B, 6.150%, 8/01/22
250	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	304,148
	Lien Series 2008D, 6.250%, 12/15/26
1,000	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	1,203,530
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009, 6.875%, 12/31/39
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	1,234,690
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34
955	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue	12/14 at 100.00	BB+	979,782
	Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34
2,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/12 at 100.00	BBB+	2,016,720
	2002A, 5.750%, 8/15/38 – AMBAC Insured
550	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	BB+	651,756
	Manor, Series 2010, 7.000%, 11/01/30
17,155	Total Texas			16,058,904
	Utah – 3.2% (2.9% of Total Investments)
	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster
	Academy, Series 2008A:
480	6.250%, 6/15/28	6/17 at 100.00	N/R	484,762
1,430	6.500%, 6/15/38	6/17 at 100.00	N/R	1,443,485
5,550	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series	12/17 at 100.00	BBB–	5,693,523
	2007A, 5.800%, 6/15/38
7,460	Total Utah			7,621,770
	Virginia – 1.4% (1.3% of Total Investments)
3,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	2,104,140
	Series 2007B1, 5.000%, 6/01/47
1,000	Virginia Small Business Financing Authority, Revenue Bonds Hampton Roads Proton Beam Therapy	7/14 at 102.00	N/R	1,085,370
	Institute at Hampton University, LLC Project, Series 2009, 9.000%, 7/01/39
200	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	211,374
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
4,200	Total Virginia			3,400,884
	Washington – 6.0% (5.3% of Total Investments)
2,415	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,733,687
	Services Project, Tender Option Bond Trust 2009-14A&B, 20.067%, 6/01/34 (IF) (4)
3,600	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.750%, 1/01/38	1/18 at 100.00	N/R	3,145,572
7,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	7,163,940
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
15	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	15,944
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
13,030	Total Washington			14,059,143
	West Virginia – 0.2% (0.2% of Total Investments)
400	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	BBB	420,872
	Economic Development, Series 2006B, 5.625%, 3/01/36
	Wisconsin – 2.2% (2.0% of Total Investments)
30	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	34,225
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
1,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/18 at 102.00	N/R	958,000
	2006, 7.000%, 12/01/26
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community	No Opt. Call	AA–	1,444,200
	Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 18.885%, 4/01/17 (IF) (4)
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	1,773,660
	Healthcare System, Series 2006, Trust 2187, 14.439%, 8/15/34 (IF)
1,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary	6/22 at 100.00	N/R	1,051,540
	North Carolina, Series 2012A, 8.625%, 6/01/47
4,530	Total Wisconsin			5,261,625
$ 268,437	Total Municipal Bonds (cost $245,974,151)			$ 266,866,445
Shares	Description (1)			Value
	Promissory Note – 0.0% (0.0% of Total Investments)
217,841	Confluence Energy, LLC (5), (7)			76,244
	Total Promissory Note (cost $76,244)			76,244
	Total Investments (cost $246,050,395) – 113.5%			266,942,689
	Borrowings – (14.9)% (8), (9)			(35,000,000)
	Other Assets Less Liabilities – 1.4% (10)			3,270,596
	Net Assets Applicable to Common Shares – 100%			$ 235,213,285

Investments in Derivatives at July 31, 2012:
Swaps outstanding
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (11)	Date	(Depreciation)
Barclays Bank PLC	$35,000,000	Receive	1-Month USD-LIBOR	1.333%	Monthly	4/25/11	4/25/14	$ (656,358)
Morgan Stanley	7,000,000	Receive	3-Month USD-LIBOR	2.788	Semi-Annually	1/16/13	1/16/41	(601,337)
								$(1,257,695)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

    Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
    Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$262,783,105	$4,083,340	$266,866,445
Promissory Note	—	—	76,244	76,244
Derivatives:
Swaps*	—	(1,257,695)	—	(1,257,695)
Total	$ —	$261,525,410	$4,159,584	$265,684,994

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3	Level 3	Level 3
	Municipal Bonds	Promissory Notes	Total
Balance at the beginning of period	$ 6,360,854	$ 261,409	$ 6,622,263
Gains (losses):
Net realized gains (losses)	—	—	—
Net change in unrealized appreciation (depreciation)	2,702,237	(185,165)	2,517,072
Purchases at cost	494,500	—	494,500
Sales at proceeds	(258,675)	—	(258,675)
Net discounts (premiums)	—	—	—
Transfers in to	2,859,932	—	2,859,932
Transfers out of	(8,075,508)	—	(8,075,508)
Balance at the end of period	$ 4,083,340	$ 76,244	$ 4,159,584

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of July 31, 2012, were as follows:

	Market Value	Techniques	Unobservable Inputs	Range
Municipal Bonds	$4,159,584	Discounted Cash Flow	Discount Rate	0-25%
			Liquidity Discount	0-1%
			Subordination Spread	0-6%

The table below presents the transfers in and out of the valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ —	$ —	$8,075,508	$(2,859,932)	$2,859,932	$(8,075,508)

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Fund as of July 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

			Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	—	$ —	Unrealized depreciation on	$(1,257,695)
				swaps

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments (excluding investments in derivatives) was $248,454,664.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$ 34,409,889
Depreciation	(15,921,864)
Net unrealized appreciation (depreciation) of investments	$ 18,488,025

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Promissory Note entered into as part of the acquisition of competing creditor interests and claims in connection with the restructuring of Colorado State Housing and Finance Authority Revenue – Confluence Energy LLC Revenue
Bonds, 6.20% coupon, maturity 4/1/2016, and the recapitalization of the bonds’ issuer.
(8)	Borrowings as a percentage of Total Investments is 13.1%.
(9)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(10)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at July 31, 2012.
(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012